Document And Entity Information	Nov. 04, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2024
Entity Registrant Name	DIH HOLDING US, INC.
Entity Central Index Key	0001883788
Entity File Number	001-41250
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1624542
Entity Address, Address Line One	77 Accord Park Drive
Entity Address, Address Line Two	Suite D-1
Entity Address, City or Town	Norwell
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02061
City Area Code	877
Local Phone Number	944-2200
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	DHAI
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	DHAIW
Security Exchange Name	NASDAQ